Net financial income (loss) (Tables)	6 Months Ended
Jun. 30, 2026
Net Financial Income (Loss) [Abstract]
Schedule of Net Financial Income (Loss)

	For the six month period ended June 30,
(in thousands of euros)	2026	2025
Income from cash and cash equivalents	677	598
Foreign exchange gains	436	47
Total financial income	1,112	645
Interest cost	(14,503)	(4,174)
Net impact of accretion, discounting and catch-up on EIB loan	(1,160)	1,036
Lease debt interests	(47)	(69)
Foreign exchange losses	(1,750)	(3,624)
Total financial expenses	(17,460)	(6,831)
Net financial income (loss)	(16,347)	(6,186)